Accumulated other comprehensive (loss)/income	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive (loss)/income
Note 22 – Accumulated other comprehensive (loss)/income
Accumulated other comprehensive loss for the three month period ended September 30, 2021 (Predecessor) were as follows:

(In $ millions)	Actuarial gain relating to pension	Share in unrealized loss from associated companies	Change in debt component on Archer bond	Total
As at January 1, 2021 (Predecessor)	(2)	(28)	4	(26)

Other comprehensive income	—	(1)	1	—

March 31, 2021 (Predecessor)	(2)	(29)	5	(26)

Other comprehensive income	—	5	—	5

As at June 30, 2021 (Predecessor)	(2)	(24)	5	(21)

Other comprehensive income	—	1	—	1

As at September 30, 2021 (Predecessor)	(2)	(23)	5	(20)

Accumulated other comprehensive income/(loss) for the periods from January 1, 2022 through February 22, 2022 (Predecessor) and February 23, 2022 through March 31, 2022, June 30, 2022 and September 30, 2022 (Successor) were as follows:

(In $ millions)	Actuarial (loss)/gain relating to pension	Share in unrealized loss from associated companies	Change in debt component on Archer bond	Total
As at January 1, 2022 (Predecessor)	(2)	(19)	6	(15)

Other comprehensive income from continuing operations	1	—	—	1
Other comprehensive loss from discontinued operations	—	(2)	(1)	(3)
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services	—	21	(5)	16

As at February 22, 2022 (Predecessor)	(1)	—	—	(1)

Reset accumulated other comprehensive loss	1	—	—	1

As at February 23, 2022 (Successor)	—	—	—	—

Other comprehensive income	—	—	—	—

As at March 31, 2022 (Successor)	—	—	—	—

Other comprehensive income	3	—	—	3

As at June 30, 2022 (Successor)	3	—	—	3

Other comprehensive income	—	—	—	—

As at September 30, 2022 (Successor)	3	—	—	3

Note 24 – Accumulated other comprehensive income/(loss)
Changes in accumulated other comprehensive income/(loss) for the periods presented in this report were as follows:

(In $ millions)	Actuarial gain/(loss) relating to pension	Share in unrealized losses from associated companies	Change in debt component on Archer facility	Total
January 1, 2020	—	(13)	—	(13)

Other comprehensive loss from continuing operations	(2)	—	—	(2)
Other comprehensive (loss)/income from discontinued operations	—	(15)	4	(11)

December 31, 2020	(2)	(28)	4	(26)

Other comprehensive income from continuing operations	—	—	—	—
Other comprehensive income from discontinued operations	—	9	2	11

December 31, 2021	(2)	(19)	6	(15)